Convertible Debentures (Details Narrative)		12 Months Ended
	Mar. 05, 2021 shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Value of shares converted		$ 1,042,951	$ 1,311,111	$ 112,863	$ 150,000
Conversion Price | $ / shares			$ 0.125		$ 0.125
Number of shares converted | shares		10,488,884	10,488,884	1,038,095	1,038,095
Original principal loan amount		$ 2,169,135		$ 2,138,925			$ 2,950,000	$ 2,850,000
Due date				Nov. 01, 2021	Nov. 01, 2021
Interest rate				8.00%	8.00%
Number of warrants cancelled | shares				6,818,182	6,818,182
Number of warrants issued | shares	2,444,444			6,818,182	6,818,182
Derivative liability | $				$ 787,264		$ (132,000)
Fair value of warrants | $				583,390		249,320
Unrealized gain | $				221,820
Gain on derecognition of derivative liability | $				$ 244,572		$ 39,500
Creditors [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares				1,590,909	1,590,909